Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
Note 20 - Inventories
The Group’s inventory primarily consisted of vehicles as follows:

	As of December 31,
	2023	2022
Work in progress	32	1,387
Finished goods and goods for resale	1,070,897	664,789
Provision for impairment	(143,243)	(36,022)
Total	$927,686	$630,154
Inventory costs recognized during the years ended December 31, 2023, 2022 and 2021 amounted to $2,183,847, $2,174,192 and $1,226,746, respectively, and were included in Cost of sales in the Consolidated Statement of Loss and Comprehensive Loss.
As of December 31, 2023, 2022, and 2021 write-downs of Inventories to net realizable value amounted to $146,550, $14,830 and $30,782 respectively. The write down was recognized as an expense during the years ended December 31, 2023, 2022, and 2021 and was included in Cost of sales in the Consolidated Statement of Loss and Comprehensive Loss.
Inventories can be pledged as security for liabilities. Refer to Note 25 - Liabilities to credit institutions for further details.